CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2020
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 4:CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents and restricted bank deposits reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

	December 31,
	2019	2020
	(U.S. $ in thousands)
Cash and cash equivalents	$118,661	$58,449
Restricted bank deposits	224	-
Long-term restricted bank deposits	2,844	3,268
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$121,729	$61,717

Amounts included in restricted bank deposits represent those required to be set aside by a contractual agreement with lease, hedging and credit card transactions.